Shareholder Report, Holdings (Details)	May 31, 2025
C000174964 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000174964 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174964 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000174964 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174964 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174964 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174964 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174964 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174964 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174964 | Octagon Investment Partners 47
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174964 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000174964 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000174964 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000174964 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000174964 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174964 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174964 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174964 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174964 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174965 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000174965 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174965 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000174965 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174965 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174965 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174965 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174965 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174965 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174965 | Octagon Investment Partners 47
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174965 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000174965 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000174965 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000174965 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000174965 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174965 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174965 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174965 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174965 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174966 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000174966 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174966 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000174966 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174966 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174966 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174966 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174966 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174966 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174966 | Octagon Investment Partners 47
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174966 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000174966 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000174966 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000174966 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000174966 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174966 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174966 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174966 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174966 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.50%